ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2024
Perimeter 81 Ltd [Member]
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed
	Weighted Average Useful Life	Amount

Goodwill		$322.8
Core technology	8 Years	99.6
Customer relationship	2 Years	57.0
Net assets acquired		23.7
Total		$503.1

R M Computer Consultants Inc [Member]
Business Acquisition [Line Items]
Schedule of assets acquired and liabilities assumed
	Weighted Average Useful Life	Amount

Goodwill		$133.4
Core technology	7 Years	51.2
Customer relationship	1 Years	15.7
Net assumed liabilities		(11.7)
Total		$188.6